Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity Awards, Options
1.	Options

	Year ended December 31, 2012
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	3,913,259	11.43
Changes during year:
Granted (1)	441,238	8.58
Exercised	(141,167)	4.58
Forfeited or expired	(423,900)	16.97

Outstanding at end of year	3,789,430	10.73	3.53	3,297

Exercisable at end of year	2,687,140	11.23	2.71	2,996

(1)	Including options to purchase a total of 40,088 Ordinary Shares awarded to directors of the Company, at an exercise price of $9.40 per share.

Equity Awards, Restricted Shares
2.	Restricted shares

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	56,131	11.59
Changes during year:
Awarded (*)	1,956	9.40
Vested	(48,006)	11.77
Forfeited	0	N/A

Non-vested at end of year	10,081	10.29

(*) To	one director of the Company.

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	463,666	9.80
Changes during year:
Awarded	249,826	8.61
Settled	(179,899)	8.82
Forfeited	(16,877)	9.05

Outstanding at end of year	516,716	9.57

Non Employee [Member]
Equity Awards, Options
1.	Options

	Year ended December 31, 2012
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	89,773	14.63
Changes during year:
Granted	8,700	8.49
Exercised	(4,125)	3.98
Forfeited or expired	(19,250)	24.27

Outstanding at end of year	75,098	12.03	3.71	38

Exercisable at end of year	47,723	13.09	2.63	38

Equity Awards, Restricted Shares
2.	Restricted shares

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	500	11.84
Changes during year:
Awarded	0	N/A
Vested	(500)	11.84

Non-vested at end of year	—

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	5,000	10.43
Changes during year:
Awarded	3,500	8.49
Settled	(1,000)	10.75
Forfeited	—	N/A

Outstanding at end of year	7,500	9.48